Significant accounting policies - Impact of IFRS 9 on other non-current financial assets (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016
Significant accounting policies - Text Details (Detail) [Line Items]
Non-current financial assets measured at fair value through other comprehensive income		€ 198		€ 369	[1]
Non-current financial assets at amortised cost		46		114	[1],[2]
Other non-current financial assets, total		360		587	[1]
Non-current financial assets at fair value through profit or loss		€ 116		104	[1]
IFRS 9 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Non-current financial assets measured at fair value through other comprehensive income			€ 369
Non-current financial assets at fair value through profit or loss			104
Reclassify investments from available-for-sale to FVTPL			587
Current financial assets at amortised cost	[2]		114
Financial assets at amortised cost, category [member] | IFRS 9 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Reclassify held-to-maturity investments to amortized cost	[2]		1
Financial assets at fair value through other comprehensive income, category [member] | IFRS 9 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Reclassify investments from available-for-sale to FVTPL			(77)
Financial assets at fair value through profit or loss, category [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Other non-current financial assets, total				27		€ 27
Financial assets at fair value through profit or loss, category [member] | IFRS 9 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Reclassify investments from available-for-sale to FVTPL			77
Held-to-maturity investments, category [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Other non-current financial assets, total				€ 1		€ 2
Held-to-maturity investments, category [member] | IFRS 9 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Other non-current financial assets, total			€ (1)

[1]	Refer to IFRS 9 disclosure in Significant accounting policies note for the impact of IFRS 9 on 2018 opening balance.
[2]	Previously reported as loans and receivables.